Summary of Significant Accounting Policies (First Aviation Services, Inc. [Member])	12 Months Ended
Dec. 31, 2011
First Aviation Services, Inc. [Member]
Summary of Significant Accounting Policies
2. Summary of Significant Accounting Policies

Reverse Stock Split

The Company's Board of Directors and a majority of the stockholders by consent approved a 1-for- 20 reverse stock split of its Class A and Class B common stock effective October 24, 2011. The par value was changed from $.01 to $.20 per share. All references to shares of common stock and per share amounts have been retroactively adjusted to reflect the 1-for-20 reverse stock split except in the Consolidated Condensed Statements of Stockholders' Equity and Comprehensive Income (Loss).

Consolidation

The accompanying consolidated fmancial statements include the accounts of First Aviation and its subsidiaries. Significant intercompany balances and transactions have been eliminated in consolidation. Canada's fmancial statements are translated from its functional currency (Canadian dollar) to U.S. dollars.

Liquidity and Capital Resources

The Company's Board of Directors authorized the issuance of additional shares of common stock to an existing stockholder in an equity raise of $3,000. Such issuance was approved by Piedmont Aviation Component Services, LLC, another existing stockholder. On June 30, 2011, an existing stockholder purchased 166,113 shares of Class A common stock for $3,000. The funds from the additional equity were used for working capital purposes.

The Company continues to evaluate the profitability of its long-term supply chain contracts, programs and product lines and make adjustments in its business to ensure the best use of capital resources.

Use of Estimates

The preparation of consolidated fmancial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated fmancial statements and accompanying notes. Actual results could differ from those estimates, and the differences may be significant.

Revenue Recognition

The Company's net sales consist of sales and services to the aviation industry, including parts and components supply services, supply chain management services and component overhaul and repair services. Net sales are recorded when parts and components are shipped and title transfers to the customer, when overhaul and repair services are completed and the item is shipped back to the customer, or when supply chain management services have been provided to the customer. The terms and nature of supply chain management services provided are stipulated in a long-term contract between the Company and the customer. The Company provides its facilities, personnel and systems to provide cost effective services to the customer. In providing services where the Company distributes inventory on behalf of its customer, the Company may use its own inventory or hold its customers' inventory without taking ownership of such inventory. The Company, when providing services to handle customers' inventory without taking ownership, takes a fee based on the cost of providing services, and not on the sales value of the product.

Accounts Receivable

The Company provides credit in the form of trade accounts receivable to its customers. The Company generally does not require collateral to support domestic customer receivables. Receivables arising from export activities may be supported by credit enhancement from the Export-Import Bank of the United States. Interest or other finance charges are not charged on past due accounts. The Company performs ongoing credit evaluations of its customers and maintains allowances that management believes are adequate for potential credit losses. The allowance for doubtful accounts was $475 and $585 at December 31, 2011 and 2010, respectively.

Inventories

Inventories generally consist of aircraft parts and components and are stated at the lower of cost, using the average cost method, or market. Provisions are made for the estimated effect of obsolete and slow moving inventories using a methodology based upon financial formulas that take into account quantities, costs, the age of the inventory on hand, historical and projected sales, and other inventory movements, adjusted for known or estimated factors such as new product lines and product return allowances. Specific obsolescence and excess reserve requirements may arise due to technological or market changes, or based on cancellation of an order. The allowance for obsolete and slow moving inventories was $3,886 and $3,650 at December 31, 2011 and 2010, respectively.

Plant and Equipment

Plant and equipment are stated at cost, less an allowance for depreciation. Additions and improvements that materially increase the productive capacity or extend the useful life of an asset are added to the cost of the asset. Expenditures for normal maintenance and repairs are charged to expense as incurred.

Depreciation of plant and equipment is computed using the straight-line method over the estimated useful lives of the assets, which range from 3 to 15 years. Leasehold improvements are amortized over the shorter of the estimated life of the improvement or the term of the related lease.

Long-Lived Assets

Long-lived assets are reviewed for impairment when circumstances indicate the carrying value of an asset may not be recoverable. Impairment is recognized when the estimated undiscounted cash flows associated with the asset or group of assets is less than the carrying value. If impairment exists, an impairment loss is recognized as the difference between the carrying value of the asset and its fair value. Fair value is determined based on quoted market values, discounted cash flows or internal and external appraisals, as applicable. No asset impairments were recorded during the years ended December 31, 2011 and 2010.

Income Taxes

The Company uses the liability method to account for income taxes. Under this method, deferred tax assets and liabilities are determined based on differences between financial reporting and tax bases of assets and liabilities, and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company records valuation allowances against deferred tax assets when it is more likely than not that the deferred tax assets will not be realized.

The Company recognizes liabilities for uncertain income tax positions based on a two-step process. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained on audit, including resolution of related appeals or litigation processes, if any. The second step requires management to estimate and measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement. It is inherently difficult and subjective to estimate such amounts, as management must determine the probability of various possible outcomes. Management reevaluates these uncertain tax positions on a quarterly basis or when new information becomes available. These reevaluations are based on factors including, but not limited to, changes in facts or circumstances, changes in tax law, successfully settled issues under audit, and new audit activity. Such a change in recognition or measurement could result in the recognition of a tax benefit or an increase to the tax accrual.

If applicable, interest related to income tax liabilities is included in interest expense and penalties are recognized as a component of income tax expense.

Accumulated Other Comprehensive Income

The accumulated other comprehensive income arose from the translation of accounts into U.S. dollars where the functional currency is the Canadian dollar (API Ltd.).

Advertising

Advertising costs are expensed as incurred and amounted to $479 and $484 for the years ended December 31, 2011 and 2010, respectively.

Shipping and Handling Revenues and Costs

Fees billed to customers associated with shipping and handling activities are classified as revenue, and costs associated with shipping and handling are classified as part of cost of sales.

Concentration of Risks

The Company has bank deposits in excess of federal deposit insurance.

API has five suppliers from whom approximately 36% and 35% of its total purchases were made during the years ended December 31, 2011 and 2010, respectively. Accounts payable to these vendors totaled $3,732 and $4,861 at December 31, 2011 and 2010, respectively.

Goodwill

The Company follows applicable accounting guidance for goodwill and other intangible assets which requires that goodwill (and intangible assets deemed to have indefinite lives) be subject to at least an annual impairment test. The Company tests for impairment on an annual basis or more frequently when events and circumstances indicate that an impairment may have occurred.

The Company completed its impairment testing for AeTR and PPS for the year ended December 31, 2011 and concluded no impairments.

Deferred Financing Costs

Deferred financing costs consist of financing fees and costs and are being amortized over the term of the respective debt.

Share-Based Payments

The Company has certain share-based compensation, as more fully described in Note 5. In accordance with accounting guidance for share-based payments, compensation expense (based upon the fair value on the date of grant) is recognized in the consolidated statement of operations over the requisite service period, which, for the Company, is generally the vesting period, for all new awards and unvested awards that are expected to vest over the service period.

Fair Value Measurements

The Company follows accounting guidance for fair value measurements which defines fair value, establishes a framework for measuring fair value under GAAP and requires disclosures about fair value measurements.

The framework provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described as follows:

Level 1 - Inputs to the valuation methodology are unadjusted quoted prices for identical assets or liabilities in active markets that the Company has the ability to access.

Level 2 - Inputs to the valuation methodology include:

•	quoted prices for similar assets or liabilities in active markets;
•	quoted prices for identical or similar assets or liabilities in inactive markets;
•	inputs other than quoted prices that are observable for the asset or liability;
•	inputs that are derived principally from or corroborated by observable market data by correlation or other means.

If the asset or liability has a specified contractual term, the Level 2 input must be observable for substantially the full term of the asset or liability.

Level 3 - Inputs to the valuation methodology are unobservable and significant to the fair value measurement.

The asset's or liability's fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurements. Valuation techniques used need to maximize the use of observable inputs and minimize the use of unobservable inputs.

The carrying values of current assets and liabilities approximate fair value due to the short-term maturities of these assets and liabilities. The carrying amount of the Company's borrowings under its debt agreements approximates fair value, as the incremental borrowing rates approximate current rates.

Reclassifications

Certain fiscal December 31, 2010 amounts have been reclassified to conform to their December 31, 2011 presentation. The effect of the reclassifications did not impact the consolidated fmancial position or results of operations of the Company.

Subsequent Events

The Company evaluated the effect subsequent events would have on the consolidated fmancial statements through March 5, 2012, which is the date the consolidated fmancial statements were available to be issued.

New Accounting Pronouncements

ASU 2011-05: Comprehensive Income (Topic 220): Presentation of Comprehensive Income. The amendments in this Update allow an entity the option to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In both choices, an entity is required to present each component of net income along with total net income, each component of other comprehensive income along with a total for other comprehensive income, and a total amount for comprehensive income. This Update eliminates the option to present the components of other comprehensive income as part of the statement of changes in stockholders' equity. The amendments in this Update do not change the items that must be reported in other comprehensive income or when an item of other comprehensive income must be reclassified to net income. The amendments in this Update should be applied retrospectively. ASU 2011-12 delayed the effectiveness of the provisions of this ASU requiring the presentation on the face of the income statement of the components of net income that are being reclassified from accumulated other comprehensive income. The remaining provisions of ASU 2011-05 are not being deferred. The Company will adopt the amendments effective for its fiscal year ending after December 15, 2012, and interim and annual periods thereafter.

ASU 2011-08: Intangibles - Goodwill and Other (Topic 350): Testing Goodwill for Impairment. The amendments in this Update allow an entity the option to first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely that not that the fair value of a reporting unit is less than its carrying amount. If, after assessment, an entity determines it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, then performing the two-step impairment test is unnecessary. However, if an entity concludes otherwise, they will have to perform the first step of the two-step impairment test. Under the amendments in this Update, an entity has the option to bypass the qualitative assessment for any reporting unit in any period and proceed directly to performing the first step of the two-step goodwill impairment test. An entity may resume performing the qualitative assessment in any subsequent period. The amendments are effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. The Company performed the two-step impairment test for 2011.

ASU 2011-11: Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. The amendments in this Update require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its fmancial position. This information is intended to enable users of an entity's fmancial statements to evaluate the effect or potential effect of netting arrangements on an entity's fmancial position, including the effect or potential effect of rights of setoff associated with certain fmancial instruments and derivative instruments in the scope of this Update. The amendments are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. The Company intends to adopt this Update on its effective date as applicable.